May 1, 2026

THE Tax Tamer® I

An Individual Variable Annuity Contract

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus provides updated information about THE Tax Tamer® I, an individual flexible premium variable deferred annuity contract (the “Contract”).

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also obtain this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Contract is a complex investment and involves risks, including potential loss of the principal amount invested. The Contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties, as applicable. Our obligations under the Contract are subject to Our financial strength and claims-paying ability.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Accumulated Value – The Accumulated Value is equal to the sum of the value in each of the Subaccounts to which You have allocated value under the Contract.

Contract – the individual variable annuity contract for which this summary prospectus provides updated information.

Fund – A mutual fund underlying a Subaccount.

NNY, Us, We, Our or Company – Nassau Life Insurance Company

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Subaccount – A segregated investment subaccount under First Investors Life Variable Annuity Fund C, the separate account of NNY that supports the Contract. Each Subaccount invests in the shares of a single Fund.

You or Your – A Contractowner who is reading this updating summary prospectus.

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no changes to the features of the Contract since the prospectus dated May 1, 2025. This does not reflect all of the changes that may have occurred since You entered into Your Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No.			Fee Table
Are There Transaction Charges?

Yes.

We deduct a sales charge from Your Purchase Payments at the time You make a Purchase Payment. The sales charge is a percentage of each Purchase Payment that is determined based on Your cumulative Purchase Payments. The maximum sales charge is 7%.

Fee Table; Contract Expenses—Sales Charge
Are There Ongoing Fees and Expenses?

Yes.

The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.

Fee Table; Contract Expenses; Appendix A: Investment Options Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base contract	1.00%(1)	1.00%(1)
	Fund fees and expenses	0.21%(2)	1.35%(2)
(1) As a percentage of daily average Accumulated Value. (2) As a percentage of underlying Fund assets. Underlying Fund fees are as of 12/31/2025. Fund fees can vary from year to year.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract.

Lowest Annual Cost:	Highest Annual Cost:
$1,146	$2,116
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers, or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No sales charges • No additional Purchase Payments, transfers, or withdrawals

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	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

•   This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•   Amounts withdrawn from the Contract may result in taxes and tax penalties.

•   Purchase Payments may be subject to substantial front-end sales charges that reduce your investment in the Contract.

•   The benefits of tax deferral mean the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?

•   An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract.

•   Each Fund will have its own unique risks, and You should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract; Appendix A: Investment Options Available Under the Contract
What are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to NNY, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of NNY. More information about NNY, including its financial strength ratings, is available at www.nfg.com.	Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•   NNY reserves the right to remove or substitute Funds available under the Contract.

•   You may not allocate less than 10% of a Purchase Payment to any Subaccount You select.

•   When You reallocate the Accumulated Value of Your Contract among the Subaccounts, You may invest no less than 10% of the aggregate Accumulated Value in each of the Subaccounts You select.

•   We reserve the right to limit transfers if frequent or large transfers occur.

•   The availability of investment options may vary depending on the broker-dealer through which Your Contract was purchased.

Nassau Life, the Separate Account and the Subaccounts Policies on Frequent Reallocation Among Subaccounts; The Contract in Detail; Appendix B: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?

•   Withdrawals may significantly reduce the death benefit.

•   Except as otherwise provided, benefits may not be modified or terminated by us.

•   The availability of Contract benefits may vary depending on the broker-dealer through which Your Contract was purchased.

Benefits Available Under the Contract; Appendix B: Financial Intermediary Variations

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	TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•   If You purchase the Contract through an individual retirement account (IRA) or a qualified retirement plan, You do not receive any additional tax benefit.

•   Earnings on Your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59½.

Federal Tax Information

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold or service a Contract, We generally pay compensation as a percentage of Purchase Payments invested in the Contract. We also may pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a Contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this Contract over another investment. Currently, We do not offer this Contract for new sales.

Distribution of the Contract

Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer You this Contract in place of another contract You currently own. Similarly, some investment professionals may have a financial incentive to offer You a new contract in place of this one. You should only exchange a contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own Your existing contract. Currently, We do not offer this Contract for new sales, and thus would not offer this Contract in connection with such a replacement transaction.	Distribution of the Contract

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APPENDIX A: Investment Options Available Under the Contract

The following is a list of underlying Funds available under the Contract. More information about the underlying Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which Your Contract was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks current income consistent with low volatility of principal.	Nomura VIP Limited Duration Bond Series (Standard)[1] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.53%*	5.07%	1.87%	1.89%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Total Return Series (Standard)[2] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	12.97%	7.97%	6.83%
Seeks to provide capital growth and appreciation.	Nomura VIP International Core Equity Series (Standard)[3] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.86%*	24.55%	N/A	N/A
Seeks long-term capital growth.	Nomura VIP Opportunity Series (Standard)[4] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.83%*	8.81%	9.04%	9.25%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high current income.	Nomura VIP Fund for Income Series (Standard)[5] - Delaware Management Company, a series of Nomura Investment Management Business Trust Nomura Corporate Research and Asset Management Inc.	0.75%*	9.15%	4.20%	5.63%
Seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.	Nomura VIP Investment Grade Series (Standard)[6] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.61%*	6.75%	-0.56%	2.78%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series (Standard)[7] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Seeks long-term growth of capital.	Nomura VIP Growth Equity Series (Standard)[8] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.79%	8.72%	13.67%	15.05%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Growth and Income Series (Standard)[9] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	29.23%	16.22%	11.96%
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments.	Goldman Sachs VIT Government Money Mkt Fund (Institutional) - Goldman Sachs Asset Management, L.P.	0.18%*	4.20%	3.18%	2.11%

* This Fund's annual expenses reflect temporary fee reductions.

1 Formerly known as Macquarie VIP Limited Duration Bond Series.

2 Formerly known as Macquarie VIP Total Return Series.

3 Formerly known as Macquarie VIP International Core Equity Series.

4 Formerly known as Macquarie VIP Opportunity Series.

5 Formerly known as Macquarie VIP Fund for Income Series.

6 Formerly known as Macquarie VIP Investment Grade Series.

7 Formerly known as Macquarie VIP Small Cap Value Series.

8 Formerly known as Macquarie VIP Growth Equity Series.

9 Formerly known as Macquarie VIP Growth and Income Series.

A-2

This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.

EDGAR Contract Identifier: C000221950